INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	$ 11,559
Ending Balance	10,820	$ 11,559
Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	12,504	6,001
Additions	126	231
Dispositions	(70)	(32)
Acquisitions through business combinations	144	6,816
Assets reclassified as held for sale	0	(436)
Foreign currency translation	(676)	(76)
Ending Balance	12,028	12,504
Accumulated Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	(945)	(478)
Amortization/impairment expense	(395)	(582)
Dispositions	(69)	(22)
Assets reclassified as held for sale	0	(97)
Foreign currency translation	63	(4)
Ending Balance	$ (1,208)	$ (945)